Document and Entity Information	Jun. 26, 2023
Cover [Abstract]
Entity Registrant Name	Adaptive Biotechnologies Corp
Amendment Flag	false
Entity Central Index Key	0001478320
Document Type	8-K
Document Period End Date	Jun. 26, 2023
Entity Incorporation State Country Code	WA
Entity File Number	001-38957
Entity Tax Identification Number	27-0907024
Entity Address, Address Line One	1665 Eastlake Avenue East
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	(206)
Local Phone Number	659-0067
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ADPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false